LEHMAN BROTHERS INCOME FUNDS(R)
       Neuberger Berman Government         Neuberger Berman Tax-Free
         Money Fund                          Money Fund
       Lehman Brothers National
         Municipal Money Fund
NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES(R)
       Neuberger Berman Institutional      Neuberger Berman Prime Money Fund
          Cash Fund
SUPPLEMENT TO THE PROSPECTUSES DATED JULY 29, 2008
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CONVERSION OF NEUBERGER BERMAN TAX-FREE MONEY FUND, NEUBERGER BERMAN GOVERNMENT
MONEY FUND, NEUBERGER BERMAN INSTITUTIONAL CASH FUND AND NEUBERGER BERMAN PRIME MONEY FUND TO A SINGLE-TIER STRUCTURE

On September 25, 2008, the Board of Trustees of Lehman Brothers Income Funds ("LBIF") and Neuberger Berman Institutional Liquidity Series ("NBILS") approved the conversion of Neuberger Berman Government Money Fund, Neuberger Berman Tax-Free Money Fund (formerly, Lehman Brothers Tax-Free Money Fund), Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund (each a "Converting Fund") from a "master-feeder" structure to a single-tier structure. For Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund the conversion will be effective on September 29, 2008. For Neuberger Berman Government Money Fund and Neuberger Berman Tax-Free Money Fund, the conversion will be effective on October 6, 2008. Under the single-tier structure, each Converting Fund invests directly in securities. Under the former master-feeder structure, each Converting Fund invested all of its assets in a corresponding "master series" which in turn invested in securities, using the strategies described in the Converting Fund's prospectus.

Following the conversion, Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) will continue to serve as each Converting Fund's investment manager and the investment management fee will remain the same. Each Converting Fund will continue to be managed according to the same investment objective, policies and strategies currently in place for the Converting Fund and will continue to have the same portfolio managers.

EFFECTIVE SEPTEMBER 29, 2008 FOR NEUBERGER BERMAN INSTITUTIONAL CASH FUND AND NEUBERGER BERMAN PRIME MONEY FUND AND EFFECTIVE OCTOBER 6, 2008 FOR NEUBERGER BERMAN GOVERNMENT MONEY FUND, NEUBERGER BERMAN TAX-FREE MONEY FUND AND LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, THE FOLLOWING AMENDMENTS ARE MADE TO THE FUNDS' PROSPECTUSES:

THE LAST BULLET IN THE BULLETED LIST ON THE "CONTENTS" PAGE OF THE PROSPECTUS OF NEUBERGER BERMAN INSTITUTIONAL CASH FUND AND NEUBERGER BERMAN PRIME MONEY FUND ("NBILS PROSPECTUS") AND THE PROSPECTUS OF NEUBERGER BERMAN GOVERNMENT MONEY FUND ("GOVERNMENT MONEY PROSPECTUS") IS DELETED.

THE FOLLOWING REPLACES THE LAST BULLET IN THE BULLETED LIST ON THE "CONTENTS" PAGE OF THE PROSPECTUS OF LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND NEUBERGER BERMAN TAX-FREE MONEY FUND ("RESERVE CLASS PROSPECTUS"):

     o Lehman Brothers National Municipal Money Fund uses a master-feeder and multiple class structure, meaning that rather than investing directly in securities, the Fund invests in a "master series"; see "Fund

          Structure" in this supplement for information on how it works. In this prospectus for Lehman Brothers National Municipal Money Fund, we have used the word "Fund" to include Lehman Brothers National Municipal Money Fund and the master series in which it invests.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE "YEAR-BY YEAR % RETURNS" AND "AVERAGE ANNUAL TOTAL % RETURNS" ON PAGE 4 OF THE NBILS PROSPECTUS:

     * For the period from the Fund's inception through 2/9/2001 and from 12/30/2004 to 9/28/2008, the Fund was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004 and beginning again as of 9/29/2008, the Fund was organized in a single-tier structure. As of 12/30/2004, responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management LLC to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of the Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE "YEAR-BY YEAR % RETURNS" AND "AVERAGE ANNUAL TOTAL % RETURNS" ON PAGE 9 OF THE NBILS PROSPECTUS:

     * For the period from the Fund's inception through 9/28/2008, the Fund was organized as a feeder fund in a master-feeder structure. As of 9/29/2008, the Fund is organized in a single-tier structure. As of 12/15/2006, responsibility for the day-to-day portfolio management of the Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE "YEAR-BY YEAR % RETURNS" AND "AVERAGE ANNUAL TOTAL % RETURNS" ON PAGE 4 OF THE GOVERNMENT MONEY PROSPECTUS:

     * For the period from the Fund's inception through 2/9/2001 and from 2/28/2007 to 10/5/2008, the Fund was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 2/27/2007 and beginning again as of 10/6/2008, the Fund was organized in a single-tier structure. As of 2/28/2007, responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management LLC to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses during the periods shown.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE "YEAR-BY YEAR % RETURNS" AND "AVERAGE ANNUAL TOTAL % RETURNS" ON PAGE 10 OF THE RESERVE CLASS PROSPECTUS:

     * For the period from the Fund's inception through 9/10/2007 and beginning again as of 10/6/2008, the Fund was organized in a single-tier structure. For the period from 9/11/2007 to 10/5/2008, the Fund was organized as a feeder fund in a master-feeder structure. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


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


THE FOLLOWING REPLACES FOOTNOTE * TO THE "FEE TABLE" ON PAGE 5 AND 10 OF THE NBILS PROSPECTUS AND PAGE 5 OF THE GOVERNMENT MONEY PROSPECTUS:

     * The figures in the table are based on last year's expenses.

THE FOLLOWING REPLACES FOOTNOTE * AND **** TO THE "FEE TABLE" ON PAGE 11 OF THE RESERVE CLASS PROSPECTUS:

     * The figures in the table are based on last year's expenses except as noted in footnote ****.

     **** The fee table has been restated to reflect that, effective for the Fund on 10/6/2008, NBMI contractually agreed to forgo current payment of fees and/or reimburse the Fund so that the investment management fee is limited to the rate of 0.08% of the Fund's average daily net assets through 3/31/2011. The Fund has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause the master series' investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

THE FOLLOWING SENTENCE IS INSERTED AFTER THE FIRST SENTENCE IN THE FULL PARAGRAPH BENEATH THE "FINANCIAL HIGHLIGHTS" SECTION ON PAGE 6 OF THE NBILS
PROSPECTUS:

Subsequent figures are from periods during which the Fund was organized as a feeder fund in a master-feeder structure.

THE FOLLOWING SENTENCE IS INSERTED AT THE BEGINNING OF THE FULL PARAGRAPH BENEATH THE "FINANCIAL HIGHLIGHTS" SECTION ON PAGE 11 OF THE NBILS PROSPECTUS:

The figures above are from periods during which the Fund was organized as a feeder fund in a master-feeder structure.

THE FOLLOWING SENTENCE REPLACES THE FIRST SENTENCE IN THE FULL PARAGRAPH BENEATH THE "FINANCIAL HIGHLIGHTS" SECTION ON PAGE 7 OF THE GOVERNMENT MONEY PROSPECTUS:

The figures from 2/28/2007 to 3/31/2008 are from periods during which the Fund was organized as a feeder fund in a master-feeder structure.

THE FOLLOWING SENTENCE REPLACES THE FIRST SENTENCE IN THE FULL PARAGRAPH BENEATH THE "FINANCIAL HIGHLIGHTS" SECTION ON PAGE 13 OF THE RESERVE CLASS PROSPECTUS:

The figures from 9/11/2007 to 3/31/2008 are from periods during which the Fund was organized as a feeder fund in a master-feeder structure.

THE FOLLOWING PARAGRAPHS REPLACE THE "PORTFOLIO HOLDINGS POLICY" SECTION ON PAGE 17 OF THE GOVERNMENT MONEY PROSPECTUS:

A description of policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Funds' Statement of Additional

Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/nb/nbgovmoneyholdings. Daily holdings will be posted on the following business day.

The Fund's complete portfolio holdings will remain available at http://www.nb.com/nb/nbgovmoneyholdings until the subsequent day's holdings have been posted. Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

THE FOLLOWING PARAGRAPH REPLACES THE "FUND STRUCTURE" SECTION ON PAGE 16 OF THE NBILS PROSPECTUS:

The Funds use a "multiple class" structure. Each Fund may offer one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class of each Fund.

THE FOLLOWING PARAGRAPHS REPLACE THE "FUND STRUCTURE" SECTION ON PAGE 18 OF THE GOVERNMENT MONEY PROSPECTUS:

The Fund uses a "multiple class" structure. The Fund may offer one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class of the Fund.

THE FOLLOWING PARAGRAPHS REPLACE THE FIRST THREE PARAGRAPHS OF THE "FUND STRUCTURE" SECTION ON PAGE 21 OF THE RESERVE CLASS PROSPECTUS:

Lehman Brothers National Municipal Money Fund uses a "master-feeder" structure.

Rather than investing directly in securities, Lehman Brothers National Municipal Money Fund is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus for Lehman Brothers National Municipal Money Fund, we have used the word "Fund" to mean Lehman Brothers National Municipal Money Fund and the master series in which it invests.

For reasons relating to costs or a change in investment goal, among others, Lehman Brothers National Municipal Money Fund could switch to another master series or decide to manage its assets itself.


THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 26, 2008.




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